TAXATION - Income tax expense was calculated by applying the tax rate in force (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
TAXATION
Earnings before income tax-rate	$ 8,821,477	$ 22,288,892	$ 16,143,941	$ 23,472,162
Income tax			4,121,315	1,139,677
Low or null taxation jurisdictions
TAXATION
Earnings before income tax-rate			$ 9,509,610	$ 24,291,640
Weight average applicable tax rate			0.00%	0.00%
Profit-making entities
TAXATION
Earnings before income tax-rate			$ 31,083,400	$ 14,398,735
Weight average applicable tax rate			34.00%	31.00%
Income tax			$ 10,583,572	$ 4,464,256
Loss-making entities
TAXATION
Earnings before income tax-rate			$ (24,449,069)	$ (15,218,213)
Weight average applicable tax rate			26.40%	21.80%
Income tax			$ (6,462,257)	$ (3,324,580)